SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the useful life of the asset

SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2024	2023	2022
Net loss	11,138	18,410	21,676
Basic and diluted loss per Ordinary Share (in USD)	(0.02)	(0.06)	(0.07)
Basic and diluted loss per ADS (in USD) (*)	(0.6)	(1.8)	(2.1)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	466,597	331,350	322,817
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	15,553	11,045	10,761

(*)	On April 21, 2023, the Company changed the ratio of its ADSs to its Ordinary Shares no par value per share, from the former ADS Ratio of one (1) ADSs to five (5) Ordinary Shares, to a new ADS Ratio of one (1) ADS to thirty (30) Ordinary Shares. For all the periods presented, basic and diluted loss per ADS have been retrospectively adjusted.